CONCENTRATIONS	12 Months Ended
Dec. 31, 2025
401(K) Plan
CONCENTRATIONS
CONCENTRATIONS

NOTE I - CONCENTRATIONS

Plan investments in the ESOP consist of common stock of Orange County Bancorp, Inc. which represents 11% of Net Assets Available for Benefits as of December 31, 2025 and 2024, respectively. Additionally, as of December 31, 2025 and 2024, the Plan held two investments representing 31% of total net assets available for benefits and two investments representing 33% of total net assets available for benefits, respectively.